Share-based payments - Unrecognized Share-based Compensation Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Unrecognized Share-based Compensation Cost
Total unrecognized expense	$ 14,630	$ 14,068
EDIP | Time vesting shares
Unrecognized Share-based Compensation Cost
Unrecognized cost	$ 4,744	$ 4,442
Weighted average years over which it is expected to be recognized	1 year 8 months 15 days	1 year 8 months 23 days
ELTIP | Time vesting shares
Unrecognized Share-based Compensation Cost
Unrecognized cost	$ 121	$ 1,746
Weighted average years over which it is expected to be recognized	5 months 23 days	1 year 10 days
ELTIP | Performance vesting shares
Unrecognized Share-based Compensation Cost
Unrecognized cost	$ 9,765	$ 7,880
Weighted average years over which it is expected to be recognized	1 year 9 months 18 days	1 year 10 months 6 days